Benefit Plans - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Number of Highest Consecutive Years of Earnings		5 years
Defined benefit plan, final years of employment subject to earnings test		10 years
Expected long-term rate of return on plan assets		6.70%	6.50%	6.70%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent		50.00%
Defined Contribution Plan, Minimum Age of Employees Covered		21 years
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Compensation, Maximum		6.00%
Defined Contribution Plan, Employer Contribution Expense		$ 206	$ 207	$ 228
Fair value of plan assets		13,584	11,652	$ 16,399
Alternative Investments [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		883	735
Subsequent Event
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Compensation, Maximum	4.00%
Forecast
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected long-term rate of return on plan assets	6.80%
Qualified Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		$ 14,558	$ 12,462
Weighted average assumed discount rate		5.12%	5.30%